SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	12 November 2009
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   41
                                          -----------
Form 13F Information Table Value Total:   $463921
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 3542	4118185			S		     S
American Water Works 		Common	030420103	 4908	 246150			S		     S
Aqua America Inc		Common	03826W103	  564	  32000			S		     S
Badger Meter			Common	056525108	18704	 483437			S		     S
Baldor Electric			Common	057741100	 2187	  80000			S		     S
Ballard Power Systems Inc	Common	058586108	 2965	1127214			S		     S
Borgwarner Inc			Common	099724106	 2124	  70200			S		     S
California Water Services	Common	130788102	  711	  18220			S		     S
CIA Sanamento Bsico de-ADR	Common	20441A102	 2968	  77150			S		     S
Clarcor Inc			Common	179895107      191785    611454			S		     S
Clean Harbors Inc		Common	184496107	31244	 555345			S		     S
Covanta Holdings Corp.		Common	22282E102	25037	1472760			S		     S
Danaher Corp			Common	235851102	 2918	  43335			S		     S
Dionex Corp			Common	254546104	16330	 251350			S		     S
Emerson Electric Co.		Common	291011104	14714	 117618			S		     S
Esco Technologies Inc		Common	296315104	 6282	 159445			S		     S
FPL Group Inc			Common	302571104	 2568	  46500			S		     S
Idex Corp			Common	45167R104	  524	  18750			S		     S
Insituform Technologies		Comon	457667103	  477	  24900			S		     S
Itron Inc			Common	465741106	35475	 553091			S		     S
Johnson Controls inc		Common	478366107	 1829	  71300			s		     S
LKQ Corp			Common	501889208	29474	1589750			S		     S
Mastec Inc			Common	576323109	 3449	 283900			S		     S
Metalico Inc			Common	591176102	 9829	2357018			S		     S
Mueller water Products Inc-A	Common	624758108	16040	2926996			S		     S
Nalco Holdings			Common	62985Q101	 2823	 137700			S		     S
Northwest Pipe Company		Common	667746101	  618	  18430 		S		     S
Ormat Technologies Inc		Common	686688102	34097	 835217			S		     S
Pall corp			Common	696429307	29304	 907480			S		     S
Pentair Inc.			Common	709631105	31255	1058280			s		     S
Polypore International		Common	73179V103	16159	1251680			S		     S
Power Integrations Inc		Common	739276103	19787	 593681			S		     S
Regal Beloit			Common	758750103	24731	 539150			S		     S
Republic services Inc		Common	760759100	 3189	 119225			S		     S
Roper Industries Inc		Common	776696106	 3455	  67575			S		     S
Stericycle Inc			Common	858912108	22731	 469258			S		     S
Sunpower Corp class B		Common	867652307	21511	 852580			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 4280	  98000			S		     S
URS Corp			Common	903236107	 2318     53100			S		     S
Watts Water Technologies-A	Common	942749102	  638	  21100			S		     S
3M Co				Common	88579Y101	 2966	  40600			S		     S